Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 21, 2022	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Additional units of underwriting discounts and commissions (in Shares)		3,000,000	3,000,000
Option expired date		Sep. 25, 2021	Sep. 25, 2021
Underwriting discount paid		$ 4,000,000	$ 4,000,000
Deferred underwriting commissions payable		7,000,000	$ 7,000,000
Advisory fee		1,000,000
Incentive fee	$ 250,000
Commitment fee		$ 1,000,000
Underwriters option days			45 days
Advisory fee	$ 1,000,000